Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Amortized cost	$ 119,469	$ 95,630
Allowance for credit losses on debt securities at FVOCI	(23)	(19)
Held-to-collect securities category [member]
Disclosure of financial assets [line items]
Amortized cost	$ 78,698	$ 77,127